Related party balances and transactions -balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total Arising from sales / purchases of goods / other	$ 24,731	$ 25,561
Other liabilities
Total Other liabilities	(8,541)	(7,538)
Other balances
Other balances	11,776	15,312
Associates
Disclosure of transactions between related parties [line items]
Trade Receivables	1,579	1,555
Other Receivables	658	658
Other Financial Assets	2,609	2,494
Other related parties
Disclosure of transactions between related parties [line items]
Trade Receivables	845	687
Other Receivables	8,850	8,611
Other Financial Assets	14,135	14,573
Trade Payables	(3,945)	(3,017)
Other liabilities
Other liabilities to other related parties	(8,541)	(7,538)
Other balances
Cash and cash equivalents in other related parties	$ 11,776	$ 15,312